AXPSM
Equity Value
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) magnifying glass

AXP Equity Value Fund seeks to provide shareholders with growth of capital and income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (logo)

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Stocks for the
Bargain-hunter

Like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what AXP Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

AXP EQUITY VALUE FUND   (This annual report is not part of the prospectus.)

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Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                20
Federal Income Tax Information           27

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 2000

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.



Arne H. Carlson


(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

Value stocks remained largely out of favor with investors during the past 12 months, tempering the performance of AXP Equity Value Fund. Still, the Fund produced a positive result for the fiscal year -- April 1999 through March 2000 -- as its Class A shares generated a total return (excluding the sales charge) of 6.87%.

AXP EQUITY VALUE FUND   (This annual report is not part of the prospectus.)

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(A portion of the Fund's  return came in the form of a capital  gain,  which was paid to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

With the economy still humming along, inflation remaining under control and corporations reporting generally healthy profits, stocks had good reason to advance when the period began. But by the third quarter of 1999, with long-term interest rates up substantially and fear of potentially higher inflation in the air, growth stocks began markedly outperforming value issues.

TECH LEADS TURNAROUND
By mid-fall, reports of still-tame inflation and good corporate profits had calmed investors' nerves, and growth stocks were still moving forward. The advance soon gained additional support from excitement about the potential of the Internet, which sent growth stocks soaring through the end of 1999 and into early January. At that point, renewed concerns about interest rates caused stocks to retreat for several weeks, before rebounding in March.

While the Fund did participate in the market's upturns during the 12 months, it was restrained by investors' ongoing preference for growth stocks, particularly high-flying technology-related issues -- quite the opposite of the value emphasis of the Fund.

Looking at the Fund's holdings, the biggest areas of investment were financial services (including banks and insurance companies), utilities and industrials. Concerns about rising interest rates (the Fed increased rates four times during the fiscal year) put pressure on financials and utilities for much of the period. Industrials experienced mixed results. Overall, the brightest spots for the Fund were energy, which benefited from higher oil prices, and technology.

As the new fiscal year begins, I think it's worth noting that value stocks rebounded nicely in March, when the Fund was up close to 10%. While it's far too early to say that the nature of the market has changed, the March upturn could indicate the market is beginning to broaden out -- that is, to focus on sectors other than a relatively small group of Internet-related, momentum-driven stocks. If so, the Fund would likely enjoy improved performance in the months ahead.



Kurt Winters

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                               $10.95
March 31, 1999                                               $11.32
Decrease                                                     $ 0.37

Distributions -- April 1, 1999 - March 31, 2000
From income                                                  $ 0.38
From capital gains                                           $ 0.74
Total distributions                                          $ 1.12
Total return*                                                +6.87%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                               $10.94
March 31, 1999                                               $11.33
Decrease                                                     $ 0.39

Distributions -- April 1, 1999 - March 31, 2000
From income                                                  $ 0.30
From capital gains                                           $ 0.74
Total distributions                                          $ 1.04
Total return*                                                +6.03%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                               $10.96
March 31, 1999                                               $11.34
Decrease                                                     $ 0.38

Distributions -- April 1, 1999 - March 31, 2000
From income                                                  $ 0.39
From capital gains                                           $ 0.74
Total distributions                                          $ 1.13
Total return*                                                +6.91%**


*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
  distributions reinvested.

AXP EQUITY VALUE FUND    (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                            Percent                   Value
                                      (of net assets)     (as of March 31, 2000)

 Citigroup                                     4.65%              $110,463,599
 American Intl Group                           3.84                 91,344,900
 Exxon Mobil                                   2.98                 70,747,591
 Kansas City Southern Inds                     2.91                 69,110,938
 Chevron                                       2.70                 64,105,406
 AT&T                                          2.42                 57,560,624
 Bank of America                               2.27                 53,916,238
 Wells Fargo                                   1.80                 42,685,531
 Morgan Stanley, Dean Witter, Discover & Co    1.78                 42,412,500
 BellSouth                                     1.76                 41,942,799

For further detail about these holdings, please refer to the section entitled "Investments in Securities."



(icon of) pie chart
                            The 10 holdings listed here
                            make up 27.11% of net assets

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 2000

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP EQUITY VALUE FUND   (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

                How $10,000 has growth in AXP Equity Value Fund


                                                    S&P 500 Index     X

$50,000
                                                 Russell 1000 Value Index
                                                               X
$40,000
                                                            X
                                         Lipper Large-Cap Value Index     X
$30,000                                                                 $34,756
                                                                     AXP Equity
                                                                     Value Fund
$20,000                                                                 Class B

                  (The printed version of this chart contains a line graph
                   with four lines corresponding to the three Indexes and Fund noted above.)
$10,000


4/1/90   3/91   3/92   3/93   3/94   3/95   3/96   3/97   3/98   3/99   3/00

Average annual total returns (as of March 31, 2000)

              1 year   Since inception (A &Y)    5 years          10 years (B)

 Class A      +0.72%         +15.60%*            +15.31%               --%

 Class B      +2.17%             --%             +15.68%           +13.27%

 Class Y      +6.91%         +17.12%*             16.82%               --%

*Inception date was March 20, 1995.

Assumes: Holding period from 4/1/90 to 3/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $20,941. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index, and the Lipper Large-Cap Value Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P500 companies may be generally larger than those in which the Fund invests.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Large-Cap Value Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #37  to
Registration Statement No. 2-89288 filed on or about May 16, 2000, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Equity Value Fund, Inc.
Fiscal year ended March 31, 2000

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

June 24, 1999                                 $0.03173
Sept. 23, 1999                                 0.01922
Dec. 22, 1999                                  0.31521
March 24, 2000                                 0.00889
Total                                         $0.37505

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.74169
Total distributions                           $1.11674

The distribution of $1.05690 per share, payable Dec. 22, 1999, consisted of $0.02771 from net investment income, $0.28750 from net short-term capital gains (a total of $0.31521 taxable as dividend income) and $0.74169 from net long-term capital gains.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 2000

Class B

Income distributions taxable as dividend income, 100% qualifying for deductions by corporations.

Payable date                                 Per share

June 24, 1999                                 $0.00890
Dec. 22, 1999                                  0.29330
Total                                         $0.30220

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.74169
Total distributions                           $1.04389

The distribution of $1.03499 per share, payable Dec. 22, 1999, consisted of $0.00580 from net investment income, $0.28750 from net short-term capital gains (a total of $0.29330 taxable as dividend income) and $0.74169 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

June 24, 1999                                 $0.03471
Sept. 23, 1999                                 0.02378
Dec. 22, 1999                                  0.32006
March 24, 2000                                 0.01336
Total                                         $0.39191

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.74169
Total distributions                           $1.13360

The distribution of $1.06175 per share, payable Dec. 22, 1999, consisted of $0.03256 from net investment income, $0.28750 from net short-term capital gains (a total of $0.32006 taxable as dividend income) and $0.74169 from net long-term capital gains.

AXP EQUITY VALUE FUND  (This annual report is not part of the prospectus.)

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American
  Express(R)
Funds

AXP Equity Value Fund
200 AXP Financial Center
Minneapolis, MN 55474


AMERICAN
EXPRESS (logo)

S-6382 J (5/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.